Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	Jul. 11, 2014
C000142690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 21,852	$ 21,852	$ 21,852	$ 14,582	$ 13,365	$ 9,972	$ 7,145	$ 9,460	$ 10,108	$ 9,919	$ 10,803	$ 9,934	$ 14,175
Average Annual Return, Percent		41.61%	16.90%	3.83%
C000142690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		49.85%	18.23%	4.42%
C000142691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 14,296	$ 14,296	$ 14,296	9,599	8,866	6,666	4,818	6,426	6,914	6,840	7,506	6,957	10,000
Average Annual Return, Percent		47.93%	17.34%	3.64%
C000142691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		48.93%	17.34%	3.64%
C000142692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 15,801	$ 15,801	$ 15,801	10,513	9,615	7,159	5,119	6,759	7,200	7,050	7,660	7,029	10,000
Average Annual Return, Percent		50.30%	18.51%	4.68%
C000142693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 15,101	$ 15,101	$ 15,101	10,069	9,231	6,883	4,934	6,531	6,977	6,841	7,451	6,852		$ 9,450
Average Annual Return, Percent		42.47%	16.92%	3.86%
C000142693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		49.97%	18.25%	4.44%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 50,447	$ 50,447	$ 50,447	37,511	33,311	37,345	29,559	24,835	21,504	20,378	16,666	15,387	15,000	10,000
Average Annual Return, Percent	[1]	34.49%	15.23%	12.89%
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Account Value		$ 31,140	$ 31,140	$ 31,140	20,592	18,852	14,596	10,416	12,681	12,441	13,160	13,016	10,277	15,000	10,000
Average Annual Return, Percent	[2]	51.22%	19.68%	7.58%
Cushing MLP Premier Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Cushing MLP Premier Tiered Index
Account Value		$ 20,482	$ 20,482	$ 20,482	13,545	12,400	9,601	6,851	9,075	10,197	10,076	10,815	9,896	15,000	10,000
Average Annual Return, Percent	[3]	51.22%	17.68%	3.16%
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Account Value		$ 21,864	$ 21,864	$ 21,864	$ 16,673	$ 13,523	$ 9,506	$ 6,851	$ 9,075	$ 10,197	$ 10,076	$ 10,815	$ 9,896	$ 15,000	$ 10,000
Average Annual Return, Percent	[4]	31.13%	19.23%	3.84%
Morningstar Energy Limited Partnership Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Energy Limited Partnership Category Average
Average Annual Return, Percent	[5]	42.52%	17.83%	3.93%

[1]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
[3]	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
[4]	The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
[5]	The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.